ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets classified as held for sale
Total assets classified as held for sale	$ 2,271,015	$ 18,578,626
Liabilities classified as held for sale
Total liabilities classified as held for sale	2,188,765	9,168,366
Disposal Group, Held-for-sale, Not Discontinued Operations | Solar power plant subsidiaries
Assets classified as held for sale
Cash and cash equivalents	53,899	427,299
Accounts receivable, net	184,920	2,636,581
Value added tax recoverable	158,213	747,646
Prepaid expenses and other current assets	23,075	1,593,391
Property, plant and equipment, net	2,169,527	13,290,761
Operating lease right-of-use asset	0	1,230,574
Impairment of assets	(318,619)	(1,347,626)
Total assets classified as held for sale	2,271,015	18,578,626
Liabilities classified as held for sale
Accounts payable	0	58,525
Other current liabilities	1,659,753	0
Operating lease liabilities	0	1,229,918
Failed sales leased back and finance lease liability	529,012	7,879,923
Total liabilities classified as held for sale	$ 2,188,765	$ 9,168,366